Note F - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2013	2012	2011
Current Expense:
Federal	$12,159	$11,542	$10,037
Foreign	792	(324)	1,576
State and Local	981	1,021	761
	13,932	12,239	12,374
Deferred expense (benefit):
Federal	108	2,109	1,429
Foreign	(38)	(189)	(101)
State and Local	171	85	179
	241	2,005	1,507
Income tax expense	$14,173	$14,244	$13,881

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2013	2012	2011
Income taxes at statutory rate	$15,497	$14,856	$14,940
State and local income taxes, net of federal tax benefit	587	719	611
Research and development tax credits	(740)	--	(375)
Domestic production activities	(952)	(980)	(811)
Lower foreign taxes differential	(612)	(528)	(577)
Uncertain tax positions	94	(236)	49
Valuation Allowance	162	--	--
Other	137	413	44
Income tax expense	$14,173	$14,244	$13,881

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012	2011
Deferred tax assets:
Inventories	$1,688	$170	$49
Accrued liabilities	2,341	2,430	2,506
Postretirement health benefits obligation	6,545	7,848	8,060
Pension	--	1,217	873
Other	101	452	1,634
Total deferred income tax assets	10,675	12,117	13,122
Valuation allowance	(162)	--	--
Net deferred income tax assets	10,513	12,117	13,122
Deferred tax liabilities:
Depreciation and amortization	16,858	14,376	13,419
Pension	1,634	--	--
	18,492	14,376	13,419
Net deferred tax liabilities	$(7,979)	$(2,259)	$(297)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2013	2012	2011
Balance at beginning of year	$421	$1,423	$1,298
Additions based on tax positions related to the current year	189	68	132
(Reduction) additions for tax positions of prior years	--	(1)	117
Reductions due to lapse of applicable statute of limitations	(46)	(131)	(124)
Settlements	(48)	(938)	--
Balance at end of year	$516	$421	$1,423